Annual Total Returns	0 Months Ended
Oct. 31, 2012
(Actively-Managed Exchange-Traded Funds) | (PIMCO Build America Bond Exchange-Traded Fund) | PIMCO Build America Bond Exchange-Traded Fund
Bar Chart Table:
Annual Return 2011	23.65%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Exchange-Traded Fund) | PIMCO Enhanced Short Maturity Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	1.72%
Annual Return 2011	0.42%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Exchange-Traded Fund) | PIMCO Intermediate Municipal Bond Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	3.78%
Annual Return 2011	7.85%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Short Term Municipal Bond Exchange-Traded Fund) | PIMCO Short Term Municipal Bond Exchange-Traded Fund
Bar Chart Table:
Annual Return 2011	2.00%
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	2.27%
Annual Return 2011	1.49%
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	6.46%
Annual Return 2011	8.12%
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund) | PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	9.03%
Annual Return 2011	15.59%
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund) | PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	10.06%
Annual Return 2011	59.77%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. Treasury Index Exchange-Traded Fund) | PIMCO Broad U.S. Treasury Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2011	12.85%
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	3.54%
Annual Return 2011	4.75%
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund) | PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	8.46%
Annual Return 2011	25.36%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Exchange-Traded Fund) | PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2010	6.15%
Annual Return 2011	13.80%
(Index Exchange-Traded Funds) | (PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund) | PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Bar Chart Table:
Annual Return 2011	6.67%